Summarized Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Summarized Quarterly Financial Data—(in thousands, except per unit amounts)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2015:
Revenues	$67,530	$67,689	$67,537	$67,272
Income (loss) from operations	(9,822)	(4,318)	35,921	(18,739)
Net loss	(178,676)	(60,043)	(24,132)	(56,040)
Basic and diluted net income (loss) per common unit (1)	$(0.61)	$(0.01)	$0.18	$0.01
Year ended December 31, 2014:
Revenues	$67,221	$67,328	$67,590	$66,559
Income (loss) from operations	4,893	(7,791)	(1,862)	5,275
Net loss	(69,733)	(226,224)	(43,240)	(70,839)
Basic and diluted net income (loss) per common unit (1)	$(0.06)	$(0.85)	$0.08	$(0.06)

(1)
The sum of the quarterly net income (loss) per common unit may not equal the full year amount as the computations of the weighted average common units outstanding for basic and diluted common units outstanding for each quarter and the full year are performed independently.